Annual Total Returns- Vanguard Intermediate-Term Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.74%	7.02%	(3.45%)	6.96%	1.27%	2.83%	3.85%	(0.17%)	10.18%	9.80%